Segmented information	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segmented information	Segmented information
As a result of the classification of the Company’s former renewable energy group (excluding hydro) as discontinued operations during 2024, the Regulated Services Group is the only reportable operating segment of the Company. The Regulated Services Group primarily owns and operates a portfolio of regulated electric, water distribution and wastewater collection, and natural gas utility systems and transmission operations in the United States, Canada, Bermuda and Chile. However, management has elected to disclose the “Hydro Group” as a reportable operating segment, which consists of hydroelectric generation facilities located in Canada that were not sold as part of the Renewable Sale. Non-operating segments include the corporate activities of the Company, which are reported under the “Corporate Group”.
For purposes of evaluating the performance of the business units, the Company allocates the realized portion of any gains or losses on financial instruments to the specific business unit. Interest income from San Antonio Water System is included in the operations of the Regulated Services Group. Equity method gains and losses are included in the operations of the Regulated Services Group. Dividend income from Atlantica is reported and allocated under the Corporate Group. The change in value of investments carried at fair value, unrealized portion of any gains or losses on derivative instruments not designated in a hedging relationship, and foreign exchange gains and losses are not considered in management’s evaluation of divisional performance and are, therefore, allocated and reported under the Corporate Group.
Resources are allocated and performance is assessed by the Company’s Chief Executive Officer, who has been determined to be the Chief Operating Decision Maker (“CODM”). For all of the segments, the CODM uses segment earnings before income taxes in the annual budgeting and forecasting process. The CODM also considers budget-to-actual variances on a monthly basis for this profit measure when making decisions about allocating capital.
20.Segmented information (continued)

	Year ended December 31, 2024
	Regulated Services Group	Hydro Group	Corporate Group	Total (2)
Revenue (1)	$2,228,642	$35,328	$—	$2,263,970
Other revenue	53,355	792	1,421	55,568
Fuel, power, water purchased and other cost of sales	594,116	213	—	594,329
Net revenue	1,687,881	35,907	1,421	1,725,209
Operating expenses	861,758	8,835	9,357	879,950
Depreciation and amortization	387,162	6,762	1,763	395,687
Loss on foreign exchange	—	—	3,483	3,483
Operating income (loss)	438,961	20,310	(13,182)	446,089
Interest expense	(191,733)	(915)	(170,928)	(363,576)
Income from long-term investments	33,444	19	101,434	134,897
Other expenses	(32,275)	9	(7,964)	(40,230)
Earnings (loss) before income taxes	$248,397	$19,423	$(90,640)	$177,180
Property, plant and equipment	$9,284,365	$136,759	$28,971	$9,450,095
Investments carried at fair value	2,058	—	—	2,058
Equity-method investees	38,113	—	—	38,113
Total assets (3)	12,927,864	152,355	185,902	13,266,121
Capital expenditures	$756,230	$6,600	$1,000	$763,830
(1) Regulated Services Group revenue includes $30,396 related to alternative revenue programs for the year ended December 31, 2024 that do not represent revenue recognized from contracts with customers.
(2) Reflect results of continuing operations.
(3) Excluding held for sale assets of $3,695,636.
20.Segmented information (continued)

	Year ended December 31, 2023
	Regulated Services Group	Hydro Group	Corporate Group	Total (2)
Revenue (1)	$2,315,722	$34,322	$—	$2,350,044
Other revenue	51,137	1,296	1,447	53,880
Fuel, power, water purchased and other cost of sales	742,974	530	—	743,504
Net revenue	1,623,885	35,088	1,447	1,660,420
Operating expenses	811,359	8,565	3,990	823,914
Depreciation and amortization	346,188	6,659	1,232	354,079
Asset impairment charge	—	—	1,481	1,481
Loss on foreign exchange	—	—	13,659	13,659
Operating income (loss)	466,338	19,864	(18,915)	467,287
Interest expense	(160,999)	(1,177)	(146,264)	(308,440)
Income (loss) from long-term investments	44,953	3	(128,891)	(83,935)
Other expenses	(121,146)	(5,271)	(10,610)	(137,027)
Earnings (loss) before income taxes	$229,146	$13,419	$(304,680)	$(62,115)
Property, plant and equipment	$8,945,637	$146,385	$34,751	$9,126,773
Investments carried at fair value	1,962	—	1,052,703	1,054,665
Equity-method investees	112,180	—	500	112,680
Total assets (2)	12,658,955	140,880	1,387,161	14,186,996
Capital expenditures	$740,768	$6,659	$1,232	$748,659
(1) Regulated Services Group revenue includes $32,839 related to alternative revenue programs for the year ended December 31, 2023 that do not represent revenue recognized from contracts with customers.
(2) Reflect results of continuing operations.
(3) Excluding held for sale assets of $4,186,965.
20.Segmented information (continued)
AQN operates in the independent utilities industry in the United States, Canada and other regions. Information on operations by geographic area is as follows:

	2024	2023
Revenue
United States	$1,852,407	$1,942,582
Canada	91,612	95,306
Other regions	375,519	366,036
	$2,319,538	$2,403,924
Property, plant and equipment
United States	$8,362,512	$7,900,250
Canada	328,452	460,200
Other regions	759,131	766,323
	$9,450,095	$9,126,773
Intangible assets
United States	$15,250	$15,028
Canada	252	275
Other regions	53,634	57,161
	$69,136	$72,464
Revenue is attributed to the regions based on the location of the underlying generating and utility facilities.